BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Schedule of Borrowings	The Group’s borrowings consist of the following amounts as of the reporting date:

	December 31, 2023	December 31, 2022
Credit Facility (Interest rate of 8.66% and 7.42%, respectively)(a)	$159,000	$56,000
ABS I Notes (Interest rate of 5.00%)	100,898	125,864
ABS II Notes (Interest rate of 5.25%)	125,922	147,458
ABS III Notes (Interest rate of 4.875%)	274,710	319,856
ABS IV Notes (Interest rate of 4.95%)	99,951	130,144
ABS V Notes (Interest rate of 5.78%)	290,913	378,796
ABS VI Notes (Interest rate of 7.50%)	159,357	212,446
Term Loan I (Interest rate of 6.50%)	106,470	120,518
Miscellaneous, primarily for real estate, vehicles and equipment	7,627	7,084
Total borrowings	$1,324,848	$1,498,166
Less: Current portion of long-term debt	(200,822)	(271,096)
Less: Deferred financing costs	(41,123)	(48,256)
Less: Original issue discounts	(7,098)	(9,581)
Total non-current borrowings, net	$1,075,805	$1,169,233
(a)Represents the variable interest rate as of period end.
Reconciliation of borrowings arising from financing activities:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021
Balance at beginning of period	$1,440,329	$1,010,355	$717,240
Acquired as part of a business combination	—	2,437	3,801
Sale of equity interest	(154,966)	—	—
Proceeds from borrowings	1,537,230	2,587,554	1,727,745
Repayments of borrowings	(1,547,912)	(2,139,686)	(1,436,367)
Costs incurred to secure financing	(13,776)	(34,234)	(10,255)
Amortization of discount and deferred financing costs	16,358	13,903	8,191
Cash paid for interest	(116,784)	(83,958)	(42,673)
Finance costs and other	116,148	83,958	42,673
Balance at end of period	$1,276,627	$1,440,329	$1,010,355

Schedule of Maturity of Borrowings	The following table reflects the maturity of leases as of the periods presented:

	December 31, 2023	December 31, 2022	December 31, 2021
Not Later Than One Year	$10,563	$9,293	$9,627
Later Than One Year and Not Later Than Five Years	20,559	19,569	18,177
Later Than Five Years	—	—	—
Total	$31,122	$28,862	$27,804
The following table provides a reconciliation of the Group’s future maturities of its total borrowings as of the reporting date as follows:

	December 31, 2023	December 31, 2022
Not later than one year	$200,822	$271,096
Later than one year and not later than five years	864,264	778,887
Later than five years	259,762	448,183
Total borrowings	$1,324,848	$1,498,166
The amounts disclosed in the following table are the contractual cash flows.

	Not Later Than One Year	Later Than One Year and Not Later Than Five Years	Later Than Five Years
				Total
For the year ended December 31, 2023
Trade and other payables	$53,490	$—	$—	$53,490
Borrowings	200,822	864,264	259,762	1,324,848
Leases	12,358	22,531	—	34,889
Other liabilities(a)	178,779	2,224	—	181,003
Total	$445,449	$889,019	$259,762	$1,594,230
For the year ended December 31, 2022
Trade and other payables	$93,764	$—	$—	$93,764
Borrowings	271,096	778,887	448,183	1,498,166
Leases	10,925	21,523	—	32,448
Other liabilities(a)	326,302	5,375	—	331,677
Total	$702,087	$805,785	$448,183	$1,956,055
(a)Represents accrued expenses and net revenue clearing. Excludes taxes payable, asset retirement obligations and revenue to be distributed.
Schedule of Finance Costs	The following table represents the Group’s finance costs for each of the periods presented:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021
Interest expense, net of capitalized and income amounts(a)	$117,808	$86,840	$42,370
Amortization of discount and deferred finance costs	16,358	13,903	8,191
Other	—	56	67
Total finance costs	$134,166	$100,799	$50,628
(a)Includes payments related to borrowings and leases.